Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
March 31, 2025
EMC-NPRT1-0525
1.926210.114
Foreign Government and Government Agency Obligations - 42.8%
		Principal Amount (a)	Value ($)
ANGOLA - 0.8%
Angola Republic 8.25% 5/9/2028 (b)		5,980,000	5,555,794
Angola Republic 8.75% 4/14/2032 (b)		4,065,000	3,475,575
Angola Republic 9.375% 5/8/2048 (b)		2,395,000	1,890,852
Angola Republic 9.5% 11/12/2025 (b)		7,565,000	7,555,544
TOTAL ANGOLA			18,477,765
ARGENTINA - 3.9%
Argentine Republic 0.75% 7/9/2030 (c)		48,234,830	35,066,722
Argentine Republic 1% 7/9/2029		7,223,008	5,600,178
Argentine Republic 3.5% 7/9/2041 (c)		11,065,000	6,406,635
Argentine Republic 4.125% 7/9/2035 (c)		34,047,842	21,245,853
Argentine Republic 5% 1/9/2038 (c)		16,906,530	11,124,497
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (d)		1,708,032	482,263
Provincia de Cordoba 6.875% 12/10/2025 (b)(c)		824,921	815,022
Provincia de Cordoba 6.99% 6/1/2027 (b)(c)		5,456,546	5,254,654
TOTAL ARGENTINA			85,995,824
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (b)		2,505,000	2,122,988
Republic of Armenia 6.75% 3/12/2035 (b)		4,460,000	4,290,659
TOTAL ARMENIA			6,413,647
BAHAMAS (NASSAU) - 0.1%
Bahamas Government International Bond 6% 11/21/2028 (b)		2,980,000	2,852,531
BAHRAIN - 0.1%
Bahrain Kingdom 5.625% 5/18/2034 (b)		1,330,000	1,227,629
Bahrain Kingdom 7.5% 2/12/2036 (b)		1,925,000	2,006,813
TOTAL BAHRAIN			3,234,442
BARBADOS - 0.1%
Barbados Government 6.5% 10/1/2029 (b)		3,535,000	3,393,600
BENIN - 0.2%
Republic of Benin 7.96% 2/13/2038 (b)		2,710,000	2,530,463
Republic of Benin 8.375% 1/23/2041 (b)		1,715,000	1,622,818
TOTAL BENIN			4,153,281
BERMUDA - 0.6%
Bermuda Government International Bond 2.375% 8/20/2030 (b)		520,000	451,338
Bermuda Government International Bond 3.375% 8/20/2050 (b)		1,825,000	1,240,909
Bermuda Government International Bond 3.717% 1/25/2027 (b)		7,240,000	7,088,413
Bermuda Government International Bond 4.75% 2/15/2029 (b)		3,960,000	3,935,250
Bermuda Government International Bond 5% 7/15/2032 (b)		1,590,000	1,566,647
TOTAL BERMUDA			14,282,557
BRAZIL - 1.3%
Federative Republic of Brazil 3.875% 6/12/2030		6,525,000	6,035,625
Federative Republic of Brazil 6% 10/20/2033		3,180,000	3,090,960
Federative Republic of Brazil 7.125% 1/20/2037		6,165,000	6,473,250
Federative Republic of Brazil 7.125% 5/13/2054		835,000	799,095
Federative Republic of Brazil 8.25% 1/20/2034		11,540,000	12,947,880
TOTAL BRAZIL			29,346,810
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		12,490,000	10,966,220
Chilean Republic 2.75% 1/31/2027		2,635,000	2,548,045
Chilean Republic 3.1% 1/22/2061		6,730,000	4,035,241
Chilean Republic 3.5% 1/31/2034		2,180,000	1,924,940
Chilean Republic 4% 1/31/2052		1,910,000	1,451,599
Chilean Republic 4.34% 3/7/2042		2,615,000	2,247,593
Chilean Republic 5.33% 1/5/2054		4,770,000	4,474,260
TOTAL CHILE			27,647,898
COLOMBIA - 1.6%
Colombian Republic 3% 1/30/2030		8,400,000	7,135,800
Colombian Republic 3.125% 4/15/2031		5,855,000	4,749,869
Colombian Republic 3.25% 4/22/2032		2,805,000	2,187,900
Colombian Republic 4.125% 5/15/2051		2,355,000	1,342,349
Colombian Republic 5% 6/15/2045		9,490,000	6,386,770
Colombian Republic 5.2% 5/15/2049		6,915,000	4,601,933
Colombian Republic 6.125% 1/18/2041		440,000	358,687
Colombian Republic 7.375% 9/18/2037		1,475,000	1,407,888
Colombian Republic 7.5% 2/2/2034		2,055,000	2,040,615
Colombian Republic 8% 11/14/2035		2,860,000	2,880,020
Colombian Republic 8% 4/20/2033		1,530,000	1,579,343
Colombian Republic 8.75% 11/14/2053		2,695,000	2,689,610
TOTAL COLOMBIA			37,360,784
COSTA RICA - 0.3%
Republic of Costa Rica 5.625% 4/30/2043 (b)		1,855,000	1,663,935
Republic of Costa Rica 6.125% 2/19/2031 (b)		1,370,000	1,387,125
Republic of Costa Rica 7.3% 11/13/2054 (b)		3,030,000	3,130,179
TOTAL COSTA RICA			6,181,239
COTE D'IVOIRE - 0.7%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (b)		5,840,000	5,192,110
Republic of Cote d'Ivoire 6.375% 3/3/2028 (b)		5,285,000	5,293,298
Republic of Cote d'Ivoire 8.075% 4/1/2036 (b)		2,730,000	2,607,150
Republic of Cote d'Ivoire 8.25% 1/30/2037 (b)		2,790,000	2,671,861
TOTAL COTE D'IVOIRE			15,764,419
DOMINICAN REPUBLIC - 1.8%
Dominican Republic 4.5% 1/30/2030 (b)		2,550,000	2,385,525
Dominican Republic 4.875% 9/23/2032 (b)		12,965,000	11,809,430
Dominican Republic 5.95% 1/25/2027 (b)		6,155,000	6,185,775
Dominican Republic 6% 7/19/2028 (b)		3,955,000	3,980,708
Dominican Republic 6.5% 2/15/2048 (b)		2,135,000	2,015,439
Dominican Republic 6.6% 6/1/2036 (b)		2,112,000	2,103,552
Dominican Republic 6.85% 1/27/2045 (b)		3,300,000	3,253,800
Dominican Republic 7.05% 2/3/2031 (b)		2,795,000	2,890,030
Dominican Republic 7.15% 2/24/2055 (b)		3,595,000	3,612,975
Dominican Republic 7.45% 4/30/2044 (b)		3,510,000	3,671,460
TOTAL DOMINICAN REPUBLIC			41,908,694
ECUADOR - 0.4%
Republic of Ecuador 5.5% 7/31/2035 (b)(c)		8,575,000	4,210,325
Republic of Ecuador 6.9% 7/31/2030 (b)(c)		8,958,515	5,321,358
TOTAL ECUADOR			9,531,683
EGYPT - 1.3%
Arab Republic of Egypt 7.5% 1/31/2027 (b)		7,330,000	7,224,668
Arab Republic of Egypt 7.5% 2/16/2061 (b)		5,040,000	3,346,913
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		2,520,000	2,392,173
Arab Republic of Egypt 7.903% 2/21/2048 (b)		4,675,000	3,325,070
Arab Republic of Egypt 8.5% 1/31/2047 (b)		7,100,000	5,362,914
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		4,745,000	3,609,759
Arab Republic of Egypt Treasury Bills 0% 10/7/2025 (d)	EGP	101,325,000	1,756,617
Arab Republic of Egypt Treasury Bills 0% 12/16/2025 (d)	EGP	53,250,000	881,463
Arab Republic of Egypt Treasury Bills 0% 12/30/2025 (d)	EGP	57,500,000	943,741
TOTAL EGYPT			28,843,318
EL SALVADOR - 0.4%
El Salvador Republic 0.25% 4/17/2030 (b)		2,770,000	58,169
El Salvador Republic 7.1246% 1/20/2050 (b)		3,170,000	2,529,660
El Salvador Republic 7.625% 2/1/2041 (b)		935,000	829,813
El Salvador Republic 7.65% 6/15/2035 (b)		1,490,000	1,380,113
El Salvador Republic 9.25% 4/17/2030 (b)		2,770,000	2,878,196
El Salvador Republic 9.65% 11/21/2054 (b)		1,645,000	1,656,515
TOTAL EL SALVADOR			9,332,466
GABON - 0.3%
Gabonese Republic 6.625% 2/6/2031 (b)		4,070,000	3,165,687
Gabonese Republic 7% 11/24/2031 (b)		3,880,000	3,014,294
TOTAL GABON			6,179,981
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (b)		3,890,000	3,718,597
GHANA - 0.2%
Ghana Republic 0% 1/3/2030 (b)(d)		266,551	206,244
Ghana Republic 0% 7/3/2026 (b)(d)		239,640	224,308
Ghana Republic 5% 7/3/2029 (b)(c)		2,671,370	2,321,902
Ghana Republic 5% 7/3/2035 (b)(c)		3,154,780	2,225,697
TOTAL GHANA			4,978,151
GUATEMALA - 0.4%
Republic of Guatemala 4.9% 6/1/2030 (b)		2,510,000	2,419,389
Republic of Guatemala 5.375% 4/24/2032 (b)		1,340,000	1,292,263
Republic of Guatemala 6.125% 6/1/2050 (b)		3,455,000	3,102,590
Republic of Guatemala 6.6% 6/13/2036 (b)		1,465,000	1,475,255
TOTAL GUATEMALA			8,289,497
HUNGARY - 0.7%
Hungary Government 2.125% 9/22/2031 (b)		2,190,000	1,779,375
Hungary Government 3.125% 9/21/2051 (b)		3,170,000	1,877,068
Hungary Government 5.25% 6/16/2029 (b)		2,880,000	2,862,000
Hungary Government 5.5% 6/16/2034 (b)		6,825,000	6,594,656
Hungary Government 6.125% 5/22/2028 (b)		2,280,000	2,335,404
Hungary Government 6.75% 9/25/2052 (b)		1,450,000	1,487,178
TOTAL HUNGARY			16,935,681
INDONESIA - 2.2%
Indonesia Government 3.2% 9/23/2061		3,110,000	1,897,099
Indonesia Government 4.35% 1/11/2048		3,895,000	3,205,624
Indonesia Government 5.125% 1/15/2045 (b)		9,205,000	8,595,169
Indonesia Government 5.25% 1/17/2042 (b)		3,765,000	3,604,988
Indonesia Government 5.95% 1/8/2046 (b)		4,305,000	4,401,863
Indonesia Government 6.625% 2/17/2037 (b)		821,000	902,278
Indonesia Government 6.75% 1/15/2044 (b)		3,510,000	3,918,038
Indonesia Government 7.75% 1/17/2038 (b)		8,515,000	10,271,219
Indonesia Government 8.5% 10/12/2035 (b)		8,850,000	11,009,400
TOTAL INDONESIA			47,805,678
ISRAEL - 0.3%
Israel Government 3.375% 1/15/2050		6,505,000	4,223,957
Israel Government 5.75% 3/12/2054		2,975,000	2,729,848
TOTAL ISRAEL			6,953,805
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,290,260
JORDAN - 0.3%
Jordan Government 7.375% 10/10/2047 (b)		1,240,000	1,080,350
Jordan Government 7.5% 1/13/2029 (b)		1,730,000	1,725,675
Jordan Government 7.75% 1/15/2028 (b)		3,150,000	3,191,360
TOTAL JORDAN			5,997,385
KENYA - 0.3%
Republic of Kenya 6.3% 1/23/2034 (b)		1,785,000	1,384,901
Republic of Kenya 7.25% 2/28/2028 (b)		1,010,000	969,600
Republic of Kenya 9.5% 3/5/2036 (b)		780,000	707,850
Republic of Kenya 9.75% 2/16/2031 (b)		3,880,000	3,783,000
TOTAL KENYA			6,845,351
LEBANON - 0.1%
Lebanon Republic 5.8% (e)(f)		7,047,000	1,092,285
Lebanon Republic 6.375% (e)(f)		8,768,000	1,359,040
TOTAL LEBANON			2,451,325
MEXICO - 2.0%
United Mexican States 3.5% 2/12/2034		6,340,000	5,201,970
United Mexican States 3.75% 4/19/2071		8,735,000	4,922,173
United Mexican States 4.875% 5/19/2033		3,425,000	3,153,569
United Mexican States 5.75% 10/12/2110		6,650,000	5,213,600
United Mexican States 6% 5/7/2036		5,760,000	5,572,800
United Mexican States 6.05% 1/11/2040		7,390,000	6,976,160
United Mexican States 6.338% 5/4/2053		2,810,000	2,557,100
United Mexican States 6.35% 2/9/2035		4,445,000	4,451,668
United Mexican States 6.875% 5/13/2037		2,345,000	2,403,624
United Mexican States 7.375% 5/13/2055		4,995,000	5,119,875
TOTAL MEXICO			45,572,539
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (b)		2,865,000	2,809,133
Mongolia Government 7.875% 6/5/2029 (b)		840,000	858,900
TOTAL MONGOLIA			3,668,033
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (b)	EUR	1,855,000	1,969,446
Republic of Montenegro 7.25% 3/12/2031 (b)		7,095,000	7,255,631
TOTAL MONTENEGRO			9,225,077
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		4,725,000	4,908,094
NIGERIA - 1.1%
Republic of Nigeria 6.125% 9/28/2028 (b)		9,790,000	8,929,557
Republic of Nigeria 6.5% 11/28/2027 (b)		2,250,000	2,159,168
Republic of Nigeria 7.143% 2/23/2030 (b)		3,580,000	3,225,598
Republic of Nigeria 7.625% 11/21/2025 (b)		4,945,000	4,951,923
Republic of Nigeria 7.696% 2/23/2038 (b)		2,730,000	2,202,277
Republic of Nigeria 7.875% 2/16/2032 (b)		1,590,000	1,411,252
Republic of Nigeria Treasury Bills 0% 4/10/2025 (d)	NGN	1,931,500,000	1,250,042
Republic of Nigeria Treasury Bills 0% 5/20/2025 (d)	NGN	1,174,705,000	741,381
Republic of Nigeria Treasury Bills 0% 5/27/2025 (d)	NGN	2,120,655,000	1,331,967
TOTAL NIGERIA			26,203,165
OMAN - 1.4%
Oman Sultanate 5.375% 3/8/2027 (b)		1,305,000	1,311,525
Oman Sultanate 5.625% 1/17/2028 (b)		9,545,000	9,594,634
Oman Sultanate 6% 8/1/2029 (b)		5,535,000	5,663,578
Oman Sultanate 6.25% 1/25/2031 (b)		3,525,000	3,657,434
Oman Sultanate 6.5% 3/8/2047 (b)		1,235,000	1,248,721
Oman Sultanate 6.75% 1/17/2048 (b)		9,450,000	9,768,938
Oman Sultanate 7% 1/25/2051 (b)		1,060,000	1,126,780
TOTAL OMAN			32,371,610
PAKISTAN - 0.6%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		7,395,000	7,010,460
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		3,400,000	3,094,000
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		4,895,000	4,150,960
TOTAL PAKISTAN			14,255,420
PANAMA - 0.8%
Panamanian Republic 3.298% 1/19/2033		1,710,000	1,334,655
Panamanian Republic 3.87% 7/23/2060		6,150,000	3,314,850
Panamanian Republic 4.5% 4/16/2050		8,075,000	5,147,813
Panamanian Republic 4.5% 5/15/2047		2,510,000	1,656,600
Panamanian Republic 6.853% 3/28/2054		1,865,000	1,633,507
Panamanian Republic 7.875% 3/1/2057		2,695,000	2,651,206
Panamanian Republic 8% 3/1/2038		2,860,000	2,967,250
TOTAL PANAMA			18,705,881
PARAGUAY - 0.6%
Republic of Paraguay 2.739% 1/29/2033 (b)		2,485,000	2,050,970
Republic of Paraguay 4.95% 4/28/2031 (b)		5,285,000	5,137,020
Republic of Paraguay 5.4% 3/30/2050 (b)		2,220,000	1,900,709
Republic of Paraguay 6% 2/9/2036 (b)		1,860,000	1,857,210
Republic of Paraguay 6.65% 3/4/2055 (b)		1,675,000	1,686,724
TOTAL PARAGUAY			12,632,633
PERU - 0.5%
Peruvian Republic 2.783% 1/23/2031		6,570,000	5,776,673
Peruvian Republic 3% 1/15/2034		4,535,000	3,750,445
Peruvian Republic 3.3% 3/11/2041		4,050,000	2,963,587
TOTAL PERU			12,490,705
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,124,675
Philippine Republic 2.95% 5/5/2045		1,655,000	1,125,399
Philippine Republic 5.5% 1/17/2048		1,885,000	1,851,636
Philippine Republic 5.6% 5/14/2049		2,820,000	2,784,750
Philippine Republic 5.609% 4/13/2033		3,005,000	3,098,155
Philippine Republic 5.95% 10/13/2047		4,915,000	5,091,326
TOTAL PHILIPPINES			16,075,941
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		1,780,000	1,777,330
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		1,630,000	1,706,528
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		4,670,000	4,687,326
Republic of Poland 5.5% 3/18/2054		2,745,000	2,571,516
Republic of Poland 5.5% 4/4/2053		2,005,000	1,880,720
Republic of Poland 5.75% 11/16/2032		4,200,000	4,383,246
TOTAL POLAND			17,006,666
QATAR - 1.5%
State of Qatar 4.4% 4/16/2050 (b)		9,040,000	7,745,868
State of Qatar 4.625% 6/2/2046 (b)		5,790,000	5,270,348
State of Qatar 4.817% 3/14/2049 (b)		8,905,000	8,148,520
State of Qatar 5.103% 4/23/2048 (b)		9,945,000	9,516,122
State of Qatar 9.75% 6/15/2030 (b)		3,280,000	4,074,481
TOTAL QATAR			34,755,339
ROMANIA - 0.8%
Romanian Republic 3% 2/27/2027 (b)		2,536,000	2,434,877
Romanian Republic 3.625% 3/27/2032 (b)		4,866,000	4,065,543
Romanian Republic 4% 2/14/2051 (b)		3,005,000	1,830,240
Romanian Republic 6.625% 2/17/2028 (b)		2,190,000	2,241,837
Romanian Republic 7.125% 1/17/2033 (b)		2,770,000	2,817,755
Romanian Republic 7.5% 2/10/2037 (b)		5,424,000	5,516,208
TOTAL ROMANIA			18,906,460
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		5,740,000	4,618,461
SAUDI ARABIA - 1.4%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		7,350,000	6,010,205
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		10,930,000	6,757,145
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		5,025,000	3,400,217
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		6,645,000	5,442,255
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		2,345,000	1,825,794
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		3,095,000	2,567,952
Kingdom of Saudi Arabia 5% 1/18/2053 (b)		3,580,000	3,055,458
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		2,960,000	2,818,956
TOTAL SAUDI ARABIA			31,877,982
SENEGAL - 0.2%
Republic of Senegal 4.75% 3/13/2028 (b)	EUR	2,365,000	2,220,839
Republic of Senegal 6.25% 5/23/2033 (b)		4,615,000	3,426,638
TOTAL SENEGAL			5,647,477
SERBIA - 0.5%
Republic of Serbia 2.125% 12/1/2030 (b)		5,465,000	4,494,963
Republic of Serbia 6% 6/12/2034 (b)		3,250,000	3,215,484
Republic of Serbia 6.5% 9/26/2033 (b)		4,090,000	4,205,052
TOTAL SERBIA			11,915,499
SOUTH AFRICA - 0.9%
South African Republic 4.85% 9/27/2027		2,690,000	2,641,580
South African Republic 4.85% 9/30/2029		2,510,000	2,361,282
South African Republic 5% 10/12/2046		3,845,000	2,624,213
South African Republic 5.65% 9/27/2047		1,905,000	1,407,794
South African Republic 5.75% 9/30/2049		5,505,000	4,040,670
South African Republic 5.875% 4/20/2032		2,695,000	2,558,566
South African Republic 7.1% 11/19/2036 (b)		4,515,000	4,380,679
TOTAL SOUTH AFRICA			20,014,784
SRI LANKA - 0.5%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(c)		2,146,499	1,891,066
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(c)		3,716,315	2,898,726
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(c)		2,945,437	2,309,223
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(c)		1,472,098	1,145,292
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(c)		831,112	561,000
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		1,984,832	1,861,772
TOTAL SRI LANKA			10,667,079
TURKEY - 3.9%
Turkish Republic 31.08% 11/8/2028	TRY	109,765,000	2,607,546
Turkish Republic 37% 2/18/2026	TRY	132,295,000	3,275,345
Turkish Republic 4.25% 4/14/2026		8,290,000	8,166,976
Turkish Republic 4.75% 1/26/2026		10,535,000	10,478,848
Turkish Republic 4.875% 10/9/2026		4,395,000	4,342,392
Turkish Republic 4.875% 4/16/2043		8,580,000	5,968,076
Turkish Republic 5.125% 2/17/2028		2,805,000	2,716,474
Turkish Republic 5.25% 3/13/2030		2,085,000	1,938,946
Turkish Republic 5.75% 5/11/2047		4,290,000	3,202,807
Turkish Republic 6% 1/14/2041		8,310,000	6,799,658
Turkish Republic 6% 3/25/2027		1,900,000	1,899,411
Turkish Republic 6.625% 2/17/2045		3,000,000	2,516,805
Turkish Republic 7.125% 2/12/2032		3,615,000	3,553,545
Turkish Republic 7.625% 5/15/2034		3,075,000	3,089,545
Turkish Republic 9.125% 7/13/2030		2,030,000	2,208,498
Turkish Republic 9.375% 1/19/2033		8,105,000	8,969,479
Turkish Republic 9.375% 3/14/2029		4,750,000	5,170,090
Turkish Republic 9.875% 1/15/2028		9,925,000	10,805,844
TOTAL TURKEY			87,710,285
UKRAINE - 0.8%
Ukraine Government 0% 2/1/2030 (b)(c)		1,084,343	553,015
Ukraine Government 0% 2/1/2034 (b)(c)		4,052,025	1,590,420
Ukraine Government 0% 2/1/2035 (b)(c)		4,669,246	2,568,085
Ukraine Government 0% 2/1/2036 (b)(c)		2,853,538	1,562,312
Ukraine Government 0% 8/1/2041 (b)(g)		3,920,000	2,822,400
Ukraine Government 1.75% 2/1/2029 (b)(c)		4,348,798	2,804,975
Ukraine Government 1.75% 2/1/2034 (b)(c)		6,075,034	3,219,768
Ukraine Government 1.75% 2/1/2035 (b)(c)		4,463,092	2,320,808
Ukraine Government 1.75% 2/1/2036 (b)(c)		3,088,793	1,583,006
TOTAL UKRAINE			19,024,789
UNITED ARAB EMIRATES - 1.6%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		4,675,000	3,083,910
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		21,570,000	14,728,212
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		6,905,000	5,391,294
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		3,745,000	3,755,650
Emirate of Dubai 3.9% 9/9/2050 (e)		7,425,000	5,364,563
Emirate of Dubai 5.25% 1/30/2043 (e)		3,180,000	3,073,660
TOTAL UNITED ARAB EMIRATES			35,397,289
URUGUAY - 0.4%
Uruguay Republic 5.1% 6/18/2050		7,425,000	6,879,263
Uruguay Republic 5.75% 10/28/2034		2,875,000	2,998,625
TOTAL URUGUAY			9,877,888
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		1,300,000	1,101,547
Republic of Uzbekistan 3.9% 10/19/2031 (b)		1,855,000	1,548,345
TOTAL UZBEKISTAN			2,649,892
VENEZUELA - 0.4%
Venezuela Republic 11.95% (e)(f)		13,520,000	2,724,280
Venezuela Republic 12.75% (e)(f)		2,600,000	517,400
Venezuela Republic 9.25% (f)		31,105,000	6,360,973
TOTAL VENEZUELA			9,602,653
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (b)		5,114,768	3,097,631
Republic of Zambia 5.75% 6/30/2033 (b)(c)		719,532	625,881
TOTAL ZAMBIA			3,723,512
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,056,028,556)			976,671,822

Non-Convertible Corporate Bonds - 43.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	1,575,000	1,577,166
ARGENTINA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tecpetrol SA 7.625% 1/22/2033 (b)	2,440,000	2,459,764
YPF SA 8.25% 1/17/2034 (b)	2,445,000	2,427,885

TOTAL ARGENTINA		4,887,649
AZERBAIJAN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)	9,935,000	10,019,845
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)	2,515,000	2,615,223

TOTAL AZERBAIJAN		12,635,068
BAHRAIN - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)	5,740,000	5,899,629
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)	1,985,000	2,105,212

TOTAL BAHRAIN		8,004,841
BRAZIL - 5.1%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)	3,080,000	3,276,452
NBM US Holdings Inc 6.625% 8/6/2029 (b)	6,505,000	6,484,835
		9,761,287
Food Products - 0.2%
Adecoagro SA 6% 9/21/2027 (b)	1,215,000	1,197,175
Marb Bondco PLC 3.95% 1/29/2031 (b)	3,925,000	3,385,313
		4,582,488
Energy - 0.9%
Energy Equipment & Services - 0.5%
Guara Norte Sarl 5.198% 6/15/2034 (b)	4,316,703	4,045,528
Yinson Boronia Production BV 8.947% 7/31/2042 (b)	6,427,802	6,780,046
		10,825,574
Oil, Gas & Consumable Fuels - 0.4%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)	9,183,444	7,507,466
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (b)	2,225,000	2,237,237
		9,744,703
TOTAL ENERGY		20,570,277

Financials - 0.1%
Financial Services - 0.1%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)	2,870,000	3,014,792
Industrials - 0.6%
Aerospace & Defense - 0.2%
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)	1,083,000	1,126,699
Embraer Netherlands Finance BV 7% 7/28/2030 (b)	4,705,000	5,009,696
		6,136,395
Passenger Airlines - 0.4%
Azul Secured Finance LLP 11.5% 8/28/2029	7,033,026	3,551,678
Azul Secured Finance LLP 11.93% 8/28/2028	3,042,782	2,651,024
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.3343% 1/28/2030 pay-in-kind (b)(g)(h)	1,978,680	2,207,475
		8,410,177
TOTAL INDUSTRIALS		14,546,572

Materials - 2.8%
Chemicals - 0.6%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)	2,860,000	1,958,241
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	3,610,000	3,350,080
Braskem Netherlands Finance BV 8% 10/15/2034 (b)	2,095,000	1,999,573
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)	5,705,000	5,713,558
		13,021,452
Metals & Mining - 1.7%
CSN Inova Ventures 6.75% 1/28/2028 (b)	4,745,000	4,526,824
CSN Resources SA 5.875% 4/8/2032 (b)	3,790,000	3,073,235
CSN Resources SA 8.875% 12/5/2030 (b)	1,575,000	1,554,052
Nexa Resources SA 6.5% 1/18/2028 (b)	3,875,000	3,987,763
Nexa Resources SA 6.75% 4/9/2034 (b)	1,420,000	1,469,700
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(g)	12,137,679	11,773,549
Usiminas International Sarl 7.5% 1/27/2032 (b)	5,445,000	5,496,728
Vale Overseas Ltd 6.4% 6/28/2054	4,850,000	4,779,675
		36,661,526
Paper & Forest Products - 0.5%
LD Celulose International GmbH 7.95% 1/26/2032 (b)	3,055,000	3,145,123
Suzano Austria GmbH 3.75% 1/15/2031	2,340,000	2,105,181
Suzano Austria GmbH 5% 1/15/2030	6,900,000	6,743,429
		11,993,733
TOTAL MATERIALS		61,676,711

Utilities - 0.1%
Water Utilities - 0.1%
Aegea Finance Sarl 9% 1/20/2031 (b)	1,740,000	1,825,259
TOTAL BRAZIL		115,977,386
CANADA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)	3,595,000	3,553,927
CHILE - 2.2%
Communication Services - 0.5%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (b)	3,510,000	3,339,976
Wireless Telecommunication Services - 0.4%
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)	7,560,000	7,106,400
TOTAL COMMUNICATION SERVICES		10,446,376

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)	1,885,000	1,894,896
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)	1,195,000	1,218,899
		3,113,795
Materials - 1.5%
Metals & Mining - 1.4%
Antofagasta PLC 2.375% 10/14/2030 (b)	7,745,000	6,663,643
Antofagasta PLC 5.625% 5/13/2032 (b)	2,640,000	2,658,137
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)	1,175,000	1,073,950
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)	3,075,000	2,797,558
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)	7,190,000	4,889,200
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)	2,775,000	2,672,325
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)	2,985,000	3,020,820
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)	2,750,000	2,722,500
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)	1,925,000	1,998,150
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (b)	2,230,000	2,296,900
		30,793,183
Paper & Forest Products - 0.1%
Inversiones CMPC SA 3% 4/6/2031 (b)	2,340,000	2,039,310
TOTAL MATERIALS		32,832,493

Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)	1,755,000	1,750,964
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)	1,627,500	1,667,984
		3,418,948
TOTAL CHILE		49,811,612
CHINA - 2.1%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)	2,605,000	2,545,293
Tencent Holdings Ltd 2.39% 6/3/2030 (b)	5,400,000	4,861,081
Tencent Holdings Ltd 3.975% 4/11/2029 (b)	1,960,000	1,918,585
		9,324,959
Consumer Discretionary - 1.0%
Broadline Retail - 0.9%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,260,000	2,848,914
JD.com Inc 3.375% 1/14/2030	3,740,000	3,520,275
Prosus NV 3.061% 7/13/2031 (b)	1,850,000	1,590,132
Prosus NV 3.68% 1/21/2030 (b)	4,055,000	3,739,278
Prosus NV 4.027% 8/3/2050 (b)	6,570,000	4,399,863
Prosus NV 4.193% 1/19/2032 (b)	2,955,000	2,688,127
		18,786,589
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (b)	2,635,000	2,601,916
TOTAL CONSUMER DISCRETIONARY		21,388,505

Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd 3.421% 11/2/2030 (b)	5,335,000	4,897,744
Lenovo Group Ltd 5.875% 4/24/2025 (e)	1,295,000	1,294,637
		6,192,381
Materials - 0.2%
Chemicals - 0.2%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)	4,855,000	4,757,559
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)	5,425,000	5,411,438
TOTAL CHINA		47,074,842
COLOMBIA - 2.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)	7,110,000	6,365,725
Energy - 1.6%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (b)	4,675,000	4,509,926
Oil, Gas & Consumable Fuels - 1.4%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	2,525,000	1,326,888
Ecopetrol SA 4.625% 11/2/2031	3,870,000	3,221,775
Ecopetrol SA 8.375% 1/19/2036	2,790,000	2,718,436
Ecopetrol SA 8.875% 1/13/2033	11,470,000	11,811,233
Geopark Ltd 5.5% 1/17/2027 (b)	4,900,000	4,746,875
Geopark Ltd 8.75% 1/31/2030 (b)	4,080,000	3,840,300
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)	5,380,000	4,761,300
		32,426,807
TOTAL ENERGY		36,936,733

Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (g)	2,800,000	2,960,300
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (b)	4,435,000	4,506,412
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)	10,370,000	9,120,726
Termocandelaria Power SA 7.75% 9/17/2031 (b)	4,150,000	4,164,193
		13,284,919
TOTAL COLOMBIA		64,054,089
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)	4,055,000	4,082,898
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)	4,075,000	4,355,768
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)	5,220,000	5,136,584
CZECH REPUBLIC - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energo-Pro AS 8.5% 2/4/2027 (b)	4,600,000	4,657,500
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)	2,840,000	2,851,048
GHANA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	1,360,000	1,271,600
Kosmos Energy Ltd 8.75% 10/1/2031 (b)	10,990,000	10,172,674
Tullow Oil PLC 10.25% 5/15/2026 (b)	8,015,000	7,303,668

TOTAL GHANA		18,747,942
GUATEMALA - 1.0%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
CT Trust 5.125% 2/3/2032 (b)	7,360,000	6,702,384
Millicom International Cellular SA 4.5% 4/27/2031 (b)	3,345,000	2,967,015
Millicom International Cellular SA 7.375% 4/2/2032 (b)	2,545,000	2,573,631
		12,243,030
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)	5,695,000	5,461,505
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)	5,270,000	5,052,613
TOTAL GUATEMALA		22,757,148
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)	1,825,000	1,858,648
OTP Bank Nyrt 8.75% 5/15/2033 (e)(g)	2,150,000	2,281,688
		4,140,336
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (e)	1,345,000	1,377,280
TOTAL HUNGARY		5,517,616
INDIA - 0.8%
Financials - 0.3%
Consumer Finance - 0.3%
Shriram Finance Ltd 4.15% 7/18/2025 (b)	5,205,000	5,163,881
Shriram Finance Ltd 6.625% 4/22/2027 (b)	2,175,000	2,180,437
		7,344,318
Health Care - 0.2%
Biotechnology - 0.2%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)	4,525,000	4,246,508
Information Technology - 0.3%
IT Services - 0.3%
CA Magnum Holdings 5.375% 10/31/2026 (b)	6,365,000	6,251,703
TOTAL INDIA		17,842,529
INDONESIA - 1.4%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)	6,620,000	6,512,095
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)	5,210,000	5,358,485
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (b)	597,000	600,731
Pertamina Persero PT 4.175% 1/21/2050 (b)	2,365,000	1,741,231
		14,212,542
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (b)	2,350,000	2,334,725
Freeport Indonesia PT 5.315% 4/14/2032 (b)	3,980,000	3,905,415
Freeport Indonesia PT 6.2% 4/14/2052 (b)	2,720,000	2,645,200
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)	6,445,000	6,481,092
		15,366,432
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)	1,940,000	1,937,574
TOTAL INDONESIA		31,516,548
ISRAEL - 1.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)	7,160,000	7,071,575
Energean PLC 6.5% 4/30/2027 (b)	5,725,000	5,617,656
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)	5,160,000	5,151,331
		17,840,562
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	2,895,000	2,850,546
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,240,000	5,635,877
		8,486,423
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(e)	3,070,000	2,735,370
TOTAL ISRAEL		29,062,355
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)	2,020,000	2,028,181
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)	3,745,000	3,155,163
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)	685,000	675,889
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)	1,885,000	1,647,019
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)	6,950,000	6,064,309

TOTAL KAZAKHSTAN		11,542,380
KOREA (SOUTH) - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (b)	2,950,000	3,024,770
POSCO 5.875% 1/17/2033 (b)	1,750,000	1,819,706

TOTAL KOREA (SOUTH)		4,844,476
KUWAIT - 0.4%
Materials - 0.4%
Chemicals - 0.4%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (b)	2,425,000	2,397,791
MEGlobal BV 2.625% 4/28/2028 (b)	2,960,000	2,756,589
MEGlobal Canada ULC 5% 5/18/2025 (b)	3,750,000	3,747,113

TOTAL KUWAIT		8,901,493
MALAYSIA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)	5,185,000	4,634,094
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petronas Capital Ltd 3.404% 4/28/2061 (b)	4,990,000	3,259,094
Petronas Capital Ltd 3.5% 4/21/2030 (b)	2,515,000	2,369,130
		5,628,224
Industrials - 0.5%
Marine Transportation - 0.5%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)	3,690,000	3,689,262
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)	5,890,000	5,781,565
		9,470,827
TOTAL MALAYSIA		19,733,145
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (b)	5,485,000	5,517,567
MEXICO - 5.7%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (e)(f)	19,500,000	7,020,000
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)	4,945,000	3,945,170
Hotels, Restaurants & Leisure - 0.2%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)	3,780,000	4,018,292
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (b)	4,510,000	4,313,724
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
FEL Energy VI SARL 5.75% 12/1/2040 (b)	2,740,574	2,554,215
Petroleos Mexicanos 6.5% 6/2/2041	2,000,000	1,409,899
Petroleos Mexicanos 6.625% 6/15/2035	21,045,000	16,783,388
Petroleos Mexicanos 6.7% 2/16/2032	11,627,000	10,201,530
Petroleos Mexicanos 6.75% 9/21/2047	8,402,000	5,738,146
Petroleos Mexicanos 6.875% 8/4/2026	4,835,000	4,808,891
Petroleos Mexicanos 6.95% 1/28/2060	3,325,000	2,254,018
Petroleos Mexicanos 7.69% 1/23/2050	36,739,000	27,438,522
		71,188,609
Financials - 0.2%
Banks - 0.2%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (b)	4,125,000	4,115,099
Industrials - 0.2%
Industrial Conglomerates - 0.2%
KUO SAB De CV 5.75% 7/7/2027 (b)	5,535,000	5,448,516
Materials - 0.8%
Chemicals - 0.7%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)	1,965,000	1,469,820
Braskem Idesa SAPI 7.45% 11/15/2029 (b)	6,340,000	5,135,400
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (b)	6,640,000	6,384,958
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)	3,435,000	2,854,056
		15,844,234
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (b)	3,785,000	2,757,145
TOTAL MATERIALS		18,601,379

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)	4,710,000	4,799,961
Saavi Energia Sarl 8.875% 2/10/2035 (b)	7,065,000	7,117,988
		11,917,949
TOTAL MEXICO		130,568,738
MOROCCO - 0.6%
Materials - 0.6%
Chemicals - 0.6%
OCP SA 3.75% 6/23/2031 (b)	3,820,000	3,390,250
OCP SA 5.125% 6/23/2051 (b)	2,190,000	1,666,239
OCP SA 6.75% 5/2/2034 (b)	2,485,000	2,550,231
OCP SA 6.875% 4/25/2044 (b)	3,920,000	3,812,200
OCP SA 7.5% 5/2/2054 (b)	1,890,000	1,925,438

TOTAL MOROCCO		13,344,358
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)	1,679,000	1,642,062
IHS Holding Ltd 7.875% 5/29/2030 (b)	4,425,000	4,380,750
		6,022,812
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (b)	2,650,000	2,636,459
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)	1,213,394	1,214,000
TOTAL NIGERIA		9,873,271
PANAMA - 0.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	5,075,000	4,882,150
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)	9,720,000	8,845,200
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	4,485,000	4,411,499
Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (b)(d)	132,705	132,533
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)	2,115,000	1,491,075
TOTAL PANAMA		19,762,457
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)	4,185,000	4,146,289
PERU - 1.2%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (b)	3,128,000	3,075,137
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(g)	4,525,000	4,494,773
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Auna SA 10% 12/15/2029 (b)	2,724,200	2,940,944
Materials - 0.6%
Metals & Mining - 0.6%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)	3,690,000	3,680,775
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (b)	3,495,000	3,540,435
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)	4,595,000	4,517,253
		11,738,463
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Niagara Energy SAC 5.746% 10/3/2034 (b)	4,645,000	4,593,905
TOTAL PERU		26,843,222
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (b)	4,475,000	4,586,603
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	3,945,000	2,916,135
QATAR - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)	4,095,000	3,634,313
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
QatarEnergy 1.375% 9/12/2026 (b)	8,475,000	8,088,540
QatarEnergy 2.25% 7/12/2031 (b)	13,045,000	11,253,400
QatarEnergy 3.125% 7/12/2041 (b)	12,920,000	9,639,870
QatarEnergy 3.3% 7/12/2051 (b)	9,635,000	6,645,163
		35,626,973
TOTAL QATAR		39,261,286
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(i)	4,020,000	602,999
SAUDI ARABIA - 4.2%
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)	13,604,172	11,950,415
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)	8,175,000	7,870,992
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)	10,775,000	9,407,114
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)	8,390,000	5,468,518
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)	3,270,000	2,017,263
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)	13,480,000	12,841,857
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)	14,945,000	13,030,247
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)	2,280,000	1,843,950
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)	1,590,000	1,483,271
		65,913,627
Financials - 0.1%
Financial Services - 0.1%
Gaci First Investment Co 5.25% 10/13/2032 (e)	2,155,000	2,159,633
Industrials - 0.9%
Construction & Engineering - 0.9%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)	4,800,000	4,858,656
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)	3,605,000	3,612,895
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)	9,650,000	9,888,259
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)	2,955,000	3,083,357
		21,443,167
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)	5,570,000	5,635,615
TOTAL SAUDI ARABIA		95,152,042
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)	4,370,000	4,357,344
SOUTH AFRICA - 1.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	8,595,000	7,445,419
Wireless Telecommunication Services - 0.2%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)	3,485,000	3,518,769
TOTAL COMMUNICATION SERVICES		10,964,188

Materials - 0.5%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026	8,935,000	8,629,870
Sasol Financing USA LLC 5.5% 3/18/2031	2,355,000	1,978,967
		10,608,837
Utilities - 0.3%
Electric Utilities - 0.3%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)	5,840,000	5,807,179
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)	2,350,000	2,423,438
		8,230,617
TOTAL SOUTH AFRICA		29,803,642
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)	2,530,000	1,700,894
TURKEY - 0.4%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)	2,875,000	2,985,508
Industrials - 0.2%
Building Products - 0.2%
Sisecam UK PLC 8.625% 5/2/2032 (b)	3,625,000	3,625,254
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (b)	3,321,000	3,297,188
TOTAL TURKEY		9,907,950
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)	2,749,604	2,185,935
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)	3,218,138	3,089,413

TOTAL UKRAINE		5,275,348
UNITED ARAB EMIRATES - 3.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)	3,530,000	3,217,806
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)	4,482,115	3,932,563
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)	10,925,000	9,197,758
		16,348,127
Financials - 1.0%
Financial Services - 1.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)	4,430,000	4,123,638
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)	2,220,000	2,295,568
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)	5,770,000	5,333,212
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)	2,925,000	2,784,425
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)	3,770,000	3,489,738
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)	2,985,000	3,085,863
Sobha Sukuk Ltd 8.75% 7/17/2028 (e)	2,220,000	2,271,104
		23,383,548
Industrials - 0.4%
Transportation Infrastructure - 0.4%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)	4,165,000	3,959,353
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)	4,230,000	4,039,650
		7,999,003
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC 6.6227% 4/15/2055 (e)(g)	3,370,000	3,416,338
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)	2,320,000	2,409,174
		5,825,512
Utilities - 0.7%
Multi-Utilities - 0.7%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)	4,655,000	3,678,009
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)	2,970,000	2,933,410
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)	3,320,000	3,265,419
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)	4,420,000	4,228,835
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)	2,020,000	2,030,726
		16,136,399
TOTAL UNITED ARAB EMIRATES		69,692,589
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(f)(i)	5,060,000	725,402
UZBEKISTAN - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)	1,335,000	1,342,342
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)	2,195,000	2,180,272

TOTAL UZBEKISTAN		3,522,614
VENEZUELA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos de Venezuela SA 12.75% (b)(f)	1,258,333	201,333
Petroleos de Venezuela SA 5.375% (e)(f)	4,800,000	652,800
Petroleos de Venezuela SA 5.5% (e)(f)	315,000	42,209
Petroleos de Venezuela SA 6% (b)(f)	11,650,000	1,613,525
Petroleos de Venezuela SA 6% (b)(f)	9,300,000	1,274,100
Petroleos de Venezuela SA 9.75% (b)(f)	1,265,000	197,973

TOTAL VENEZUELA		3,981,940
VIETNAM - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)	3,850,378	3,725,240
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,066,620,665)		986,422,121

Preferred Securities - 3.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.7%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (e)(j)		4,346,000	4,410,922
Financials - 0.4%
Banks - 0.4%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(g)(h)(j)		7,155,000	7,557,937
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA 1.3566% (g)(j)	BRL	54,320,000	3,286,330
TOTAL BRAZIL			15,255,189
CHILE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA 7.5% (b)(g)(j)		2,755,000	2,763,167
Banco de Credito e Inversiones SA 8.75% (b)(g)(j)		2,785,000	2,994,938
Banco del Estado de Chile 7.95% (b)(g)(j)		2,485,000	2,683,656

TOTAL CHILE			8,441,761
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (e)(g)(j)		6,695,000	6,528,422
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Network i2i Ltd 3.975% (b)(g)(j)		2,535,000	2,520,538
KUWAIT - 0.1%
Financials - 0.1%
Banks - 0.1%
NBK Tier 1 Ltd 3.625% (b)(g)(j)		2,490,000	2,414,939
MEXICO - 1.2%
Financials - 0.7%
Banks - 0.7%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(g)(j)		7,260,000	7,363,698
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(g)(j)		1,905,000	1,900,981
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(g)		2,615,000	2,499,703
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(g)		2,930,000	3,124,574
			14,888,956
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV 5.125% (b)(g)(j)		9,990,000	9,800,821
Cemex SAB de CV 9.125% (b)(g)(j)		3,615,000	3,777,220
			13,578,041
TOTAL MEXICO			28,466,997
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 6.95% (e)(f)(g)(i)(j)		982,000	49,100
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(f)(g)(i)(j)		2,960,000	148,000

TOTAL RUSSIA			197,100
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (e)(g)(j)		3,150,000	3,068,996
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(g)(j)		6,000,000	6,095,125
TOTAL PREFERRED SECURITIES (Cost $74,934,012)			72,989,067

U.S. Treasury Obligations - 3.7%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	6,190,000	4,494,279
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	14,357,000	12,131,104
US Treasury Bonds 3.625% 2/15/2053	3.69 to 5.06	21,730,000	18,301,583
US Treasury Notes 2.875% 5/15/2032 (l)	2.91 to 2.95	10,848,000	10,036,095
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,251,757
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	1,972,892
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,829,918
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,681,921
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	11,046,000	11,410,171
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	3,969,839
TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,117,946)			84,079,559

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $129,177,375)	4.32	129,152,036	129,177,867

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $2,416,878,554)	2,249,340,436
NET OTHER ASSETS (LIABILITIES) - 1.3%	30,133,096
NET ASSETS - 100.0%	2,279,473,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	995	Jun 2025	110,662,656	2,369,035	2,369,035

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Currency Abbreviations
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,417,841,377 or 62.2% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $78,474,567 or 3.4% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Level 3 security
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,010,364.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	134,807,909	101,937,932	107,567,974	1,312,955	-	-	129,177,867	129,152,036	0.2%
Total	134,807,909	101,937,932	107,567,974	1,312,955	-	-	129,177,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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